Related Party Transactions and Balances (Details) ¥ in Thousands		1 Months Ended	12 Months Ended
	Mar. 26, 2025	Jul. 31, 2023 USD ($)	Mar. 31, 2025 CNY (¥)
Related Party Transactions and Balances [Line Items]
Borrowed amount			¥ 3,600
Interest rate	5.00%
Loan repaid			300
Beijing Huarui Jingkai Real Estate Co., Ltd [Member] | LakeShore Group [Member]
Related Party Transactions and Balances [Line Items]
Borrowed amount			¥ 311,400
Interest rate			5.00%
Accrued interest amount			¥ 7,600
Accrued interest paid			4,100
Balance of bank loans and other borrowings			311,400
Current and accrued expenses and other liabilities			¥ 3,500
Apex Prospect Limited [Member] | LakeShore Group [Member]
Related Party Transactions and Balances [Line Items]
Interest rate			5.00%
Accrued interest amount			¥ 10
Balance of bank loans and other borrowings			3,600
Current and accrued expenses and other liabilities			10
HaiSong Zhiyuan (Beijing) Management Consulting Co., Ltd [Member] | LakeShore Group [Member]
Related Party Transactions and Balances [Line Items]
Current and accrued expenses and other liabilities			700
Purchase a vehicle			1,800
Beijing Yisheng Xingye Technology Co., Ltd.,[Member] | LakeShore Group [Member]
Related Party Transactions and Balances [Line Items]
Loan repaid			¥ 100
Mr. Yi Zhang [Member] | LakeShore Group [Member]
Related Party Transactions and Balances [Line Items]
Purchase a vehicle | $		$ 20,000